Note 8 - Property and Equipment, Net (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation, Depletion and Amortization, Total	$ 2.1	$ 1.2	$ 1.1